Impairment losses - Goodwill (Details) - EUR (€) € in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Impairment losses
Goodwill	€ 20,514	€ 24,956	€ 27,615
Germany
Impairment losses
Goodwill	15,985	20,335
Other
Impairment losses
Goodwill	€ 4,529	€ 4,621